Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT BOND DEBENTURE FUND INC
Entity Central Index Key	0000060365
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000018454
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class A
Trading Symbol	LBNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[1]
AssetsNet	$ 21,548,813,834
Holdings Count | Holding	866
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018456
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class C
Trading Symbol	BDLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.41%	[2]
AssetsNet	$ 21,548,813,834
Holdings Count | Holding	866
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000052177
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class F
Trading Symbol	LBDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$35	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[3]
AssetsNet	$ 21,548,813,834
Holdings Count | Holding	866
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188230
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class F3
Trading Symbol	LBNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[4]
AssetsNet	$ 21,548,813,834
Holdings Count | Holding	866
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018458
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class I
Trading Symbol	LBNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[5]
AssetsNet	$ 21,548,813,834
Holdings Count | Holding	866
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000018457
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class P
Trading Symbol	LBNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$53	1.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[6]
AssetsNet	$ 21,548,813,834
Holdings Count | Holding	866
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000052178
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R2
Trading Symbol	LBNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$60	1.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%	[7]
AssetsNet	$ 21,548,813,834
Holdings Count | Holding	866
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000052179
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R3
Trading Symbol	LBNRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$55	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[8]
AssetsNet	$ 21,548,813,834
Holdings Count | Holding	866
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158205
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R4
Trading Symbol	LBNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$42	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[9]
AssetsNet	$ 21,548,813,834
Holdings Count | Holding	866
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158206
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R5
Trading Symbol	LBNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$30	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[10]
AssetsNet	$ 21,548,813,834
Holdings Count | Holding	866
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000158207
Shareholder Report [Line Items]
Fund Name	Lord Abbett Bond Debenture Fund
Class Name	Class R6
Trading Symbol	LBNVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[11]
AssetsNet	$ 21,548,813,834
Holdings Count | Holding	866
InvestmentCompanyPortfolioTurnover	156.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of June 30, 2025)
Total Net Assets	$21,548,813,834
# of Portfolio Holdings	866
Portfolio Turnover Rate	156%

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.66%
Common Stocks	4.17%
Corporate Bonds	66.78%
Floating Rate Loans	2.30%
Foreign Government Obligations	4.93%
Government Sponsored Enterprises Pass-Throughs	11.33%
Investments in Underlying Funds	0.91%
Municipal Bonds	0.20%
Non-Agency Commercial Mortgage-Backed Securities	5.14%
Preferred Stocks	0.05%
U.S. Treasury Obligations	1.18%
Repurchase Agreements	0.21%
Money Market FundsFootnote Reference(a)	1.03%
Time DepositsFootnote Reference(a)	0.11%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.

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